Expenses by nature - Schedule of Expenses by Nature (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020
Disclosure Of Detailed Information About Expenses By Nature [Line Items]
Research and development expense	$ 36,805	$ 32,155	$ 115,510	$ 93,480
Sales and marketing expense	17,045	6,116	46,177	12,748
General and administrative expense	16,587	14,157	53,536	35,034
External costs
Disclosure Of Detailed Information About Expenses By Nature [Line Items]
Research and development expense	20,041	20,950	66,330	63,250
Sales and marketing expense	7,973	3,150	18,989	6,995
General and administrative expense	4,599	4,098	15,204	8,654
Employee expense
Disclosure Of Detailed Information About Expenses By Nature [Line Items]
Research and development expense	16,764	11,205	49,180	30,230
Sales and marketing expense	9,072	2,966	27,188	5,753
General and administrative expense	$ 11,988	$ 10,059	$ 38,332	$ 26,380